Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues

NOTE 5 – REVENUES:

Contract fulfillment assets and Contract liabilities:

The Company’s contract fulfillment assets and contract liabilities as of March 31, 2021 and December 31, 2020 were as follows:

	March 31,	December 31,
	2021	2020
	USD in thousands
Contract fulfillment assets	1,370	1,130
Contract liabilities	1,511	848

Contract liabilities include advance payments, which are primarily related to advanced billings for development services.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2021, the total RPO amounted to $2.9 million, which t the Company expects to recognize over the expected manufacturing term of the product under development.

NOTE 10 - REVENUES:

a.	Contract fulfillment assets:

The Company’s contract fulfillment assets as of December 31, 2020:

December 31,
2020
USD in thousands
Contract fulfillment assets from contract with Customer B (see note 11b)	1,130

b.	Contract liabilities:

The Company’s contract liabilities were as follows:

	December 31,
	2020	2019	2018
	USD in thousands
The change in deferred revenues:
Balance at beginning of year	502	200	8
Deferred revenue relating to new sales	735	387	200
Revenue recognition during the period	(389)	(85)	(8)
Balance at end of year	848	502	200

Contract liabilities include advance payments, which are primarily related to advanced billings for development services.

Revenue recognized in 2020 that was included in deferred revenue balance as of December 31, 2019 was USD 389 thousand.

There was no revenue recognized in 2019 that was included in deferred revenue balance as of December 31, 2018.

Revenue recognized in 2018 that was included in deferred revenue balance as of January 1, 2018 was USD 8 thousand.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes contract liability and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2020, the total RPO amounted to USD 2.9 million, Which the Company expects to recognize over the expected manufacturing term of the product under development.